Fees Summary	Nov. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,592,500
Previously Paid Amount	0.00
Total Fee Amount	225.55
Total Offset Amount	0.00
Net Fee	225.55
Narrative - Max Aggregate Offering Price	$ 2,592,500
Final Prospectus	true